INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	0.00%	0.00%	0.00%
Non Operating Loss Carryforwards	$ 243,434
Operating Loss Carryforwards	1,353,337
Hongkong [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	48,116	45,473
Canadian [Member]
Income Taxes [Line Items]
Non Operating Loss Carryforwards	243,434		288,000
Nai Interactive Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.75%
Chineseworldnet.Com (Hong Kong) Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	16.50%
Chineseworldnet.Com (Shanghai) Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Chineseworldnet.Com Inc. Subsidiaries [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 1,353,337	$ 1,109,400